UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.1%

$1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	$800,160

1,370	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	1,243,946
2,370	Total Consumer Discretionary			2,044,106
	Consumer Staples – 4.0%

1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	BBB	752,210

5,300	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	3,908,061

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	1,362,820

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,346,020
9,540	Total Consumer Staples			7,369,111
	Education and Civic Organizations – 0.8%

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa2	543,830

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA	1,054,130
1,500	Total Education and Civic Organizations			1,597,960
	Health Care – 16.5%

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	453,810
750	5.000%, 4/01/36	4/16 at 100.00	A–	679,103

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,022,720

1,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AAA	1,050,060

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	A–	2,253,623
3,850	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AAA	3,875,025

5,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B, 5.250%, 10/01/28	10/13 at 100.00	A3	4,947,100

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	994,140

1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,128,860

1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,038,350

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 – NPFG Insured	5/10 at 100.00	A	1,750,315

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+	1,631,910

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	12/11 at 101.00	BBB–	18,081
5,000	5.625%, 12/01/31	12/11 at 101.00	BBB–	4,168,900

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	$2,097,451

3,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,535,870

1,000	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A2	994,310
31,850	Total Health Care			30,639,628
	Housing/Multifamily – 3.9%

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	4/10 at 100.00	AAA	3,505,110

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	8/10 at 100.00	N/R	1,116,673

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 100.00	N/R	949,500

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 100.00	N/R	1,000,410

735	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/10 at 100.00	N/R	735,191
7,350	Total Housing/Multifamily			7,306,884
	Housing/Single Family – 0.3%

560	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	5/10 at 30.33	Aaa	167,154

350	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	360,945
910	Total Housing/Single Family			528,099
	Long-Term Care – 2.9%

3,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34	12/17 at 100.00	A–	2,791,710

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,120,180
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,407,185
5,695	Total Long-Term Care			5,319,075
	Materials – 2.1%

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	1,028,660

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	2,816,850
4,000	Total Materials			3,845,510
	Tax Obligation/General – 1.0%

1,725	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	1,953,114
	Tax Obligation/Limited – 28.4%

1,865	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	941,135

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	$495,075

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	434,778

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	923,740

1,115	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	932,129

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/15 at 101.00	AA+	2,265,999

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	6,222,450

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	N/R	3,080,402

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A	1,079,325
1,710	5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	A	1,857,094
1,860	5.000%, 10/01/17 – AMBAC Insured	10/14 at 100.00	A	1,998,142

1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	1,688,505

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	AA–	2,137,693

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/10 at 102.00	A+	3,885,321

3,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 101.00	N/R	3,661,257

1,940	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,668,478

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	4,205,120

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA–	1,463,154

2,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	No Opt. Call	AAA	2,221,660

975	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	403,455

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	A+	2,119,557

990	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	973,942

1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	848,890

990	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	835,639

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 – AGM Insured	12/14 at 100.00	Aa3	3,027,463
3,065	5.000%, 12/01/26 – AGM Insured	12/14 at 100.00	Aa3	3,159,004

500	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	367,865
52,365	Total Tax Obligation/Limited			52,897,272

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 10.0%

$3,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+		$2,989,980

2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	Caa2		372,580

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA		1,034,540

1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – NPFG Insured	7/10 at 100.00	A		981,100

	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009B:
3,745	0.000%, 10/01/31 – AGC Insured	No Opt. Call	AAA		1,029,388
10,000	0.000%, 10/01/40 – AGC Insured	No Opt. Call	AAA		1,383,600

2,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 – MBIA Insured	7/14 at 100.00	AA+		2,308,301

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A		4,113,480

2,000	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA		2,131,060

3,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AAA		2,200,260
31,910	Total Transportation				18,544,289
	U.S. Guaranteed – 7.3% (4)

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	AAA		431,895

1,000	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	AAA		1,198,130

	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
4,545	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	4,815,973
455	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	482,127

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	3,656,510

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,010	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,165,702
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	340,477
935	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,079,140
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	317,394

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	5/10 at 100.00	AA	(4)	178,151
12,245	Total U.S. Guaranteed				13,665,499
	Utilities – 15.4%

1,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A+		1,060,190

2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	5/10 at 100.00	BB+		1,907,040

500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	5/10 at 100.00	BB+		465,335

770	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2		812,904

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,005	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AAA	$1,016,206

1,270	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	A	1,322,959

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	A	2,401,119

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/10 at 100.00	BB+	999,810

2,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009, 6.500%, 11/01/39	No Opt. Call	A	2,657,575

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, Non-AMT, 5.625%, 10/01/19	No Opt. Call	BBB–	1,047,910

500	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	Aa1	531,175

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	Aa3	1,037,290

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA	6,884,078

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	A–	672,393

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 8/21/19)	8/19 at 100.00	A2	1,045,960

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA	1,050,330

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA–	2,895,971

920	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	881,360
29,240	Total Utilities			28,689,605
	Water and Sewer – 4.5%

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,033,100

1,000	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corp. Project, Series 2009, 5.250%, 10/01/39	10/19 at 100.00	BBB+	979,350

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,033,090

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – NPFG Insured	10/13 at 100.00	A	2,699,865

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 – FGIC Insured	No Opt. Call	AA+	1,532,408

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AAA	1,037,040
8,095	Total Water and Sewer			8,314,853
$198,795	Total Investments (cost $179,376,281) – 98.2%			182,715,005
	Other Assets Less Liabilities – 1.8%			3,283,139
	Net Assets – 100%			$185,998,144

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

February 28, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$182,715,005	$—	$182,715,005

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $179,407,747.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$8,948,435
Depreciation	(5,641,177)
Net unrealized appreciation (depreciation) of investments	$3,307,258

6	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$25	5.000%, 9/01/15 – SYNCORA GTY Insured	No Opt. Call	Baa3	$24,354
4,030	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	3,260,632

35	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.250%, 9/01/22 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	30,935

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	724,500
5,090	Total Consumer Discretionary			4,040,421
	Consumer Staples – 2.9%

3,480	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	3,375,564

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	102,943

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,609,395
5,105	Total Consumer Staples			5,087,902
	Education and Civic Organizations – 8.2%

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BBB–	564,881

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	646,142

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	N/R	1,031,450
725	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	N/R	763,063

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/10 at 100.00	BBB–	495,795

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	7/10 at 100.00	BBB–	665,106
1,000	5.300%, 7/01/28	7/10 at 100.00	BBB–	942,830

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – AGM Insured	1/11 at 101.00	AAA	254,688
500	5.250%, 7/01/30 – AGM Insured	1/11 at 101.00	AAA	507,615

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	625,563

1,870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	1,730,966

840	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 5.500%, 5/01/20	5/15 at 100.00	N/R	813,859

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	A1	872,702

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	A+	583,809

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	1,771,245

1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	1,223,112

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	$1,060,625
14,440	Total Education and Civic Organizations			14,553,451
	Energy – 0.2%

400	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	358,200
	Health Care – 23.1%

1,100	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	1,091,123

895	Maryland Health and Higher Education Facilities Authority Revenue Bonds University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	892,915

675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	667,163

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2009A, 6.750%, 7/01/39	7/19 at 100.00	A–	2,255,460

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/32	7/19 at 100.00	A–	994,610

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	837,392

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002:
500	6.000%, 7/01/20	7/12 at 100.00	A3	519,885
1,500	5.800%, 7/01/32	7/12 at 100.00	A3	1,524,165

725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	692,303

2,285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,786,459

950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	821,513

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	770,824

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	737,505

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/10 at 101.00	A+	2,023,700

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,662,924

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AAA	792,050

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	874,251

2,280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	2,297,488

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
635	5.000%, 7/01/37	7/17 at 100.00	BBB	575,367
440	5.500%, 7/01/42	7/17 at 100.00	BBB	426,400

1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,064,175

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	808,416

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
$1,405	5.000%, 7/01/35	7/15 at 100.00	A3	$1,383,082
900	5.000%, 7/01/40	7/15 at 100.00	A3	877,977

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	A	756,785

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	504,255

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Upper Chesapeake Hospitals Issue C, Series 2007, 6.000%, 1/01/38	1/18 at 100.00	Baa1	1,046,340

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
1,500	5.750%, 1/01/33	No Opt. Call	BBB–	1,460,835
3,385	5.750%, 1/01/38	1/18 at 100.00	BBB–	3,288,662

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	A	1,969,420

1,500	Massachusetts Health and Education Facilities Authority Revenue Bonds, Partners HealthCare System Issue, Series J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,502,130

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	1,016,990

1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,667,414

300	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	7/10 at 100.00	B3	274,317

900	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	7/10 at 100.00	A	904,752
41,305	Total Health Care			40,769,047
	Housing/Multifamily – 4.3%

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	7/10 at 100.50	Aa2	500,535

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	7/10 at 100.00	Aa2	1,000,910

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	3/10 at 101.00	Aa2	1,002,800

1,500	Maryland Economic Development Corporation Frostburg State Univ SeniorStudent Housing Revenue Bonds Series 2002A, 6.250%, 10/01/33	10/12 at 101.00	Ba3	1,387,080

100	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	77,073

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	550,758

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	508,782

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/10 at 100.00	Aaa	1,421,406

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	7/10 at 100.00	Aa2	200,282

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	3/10 at 102.00	AAA	$1,017,990
7,890	Total Housing/Multifamily			7,667,616
	Housing/Single Family – 5.4%

1,695	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,770,885

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,199,171

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,505,025

980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	983,244

920	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006P, 4.700%, 3/01/37 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	861,230

780	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	764,891

1,125	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax)	9/14 at 100.00	Aa2	1,090,418

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,197,384

235	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	229,266
9,630	Total Housing/Single Family			9,601,514
	Industrials – 4.4%

2,855	Economic Development Revenue Bonds, Maryland, Transportation Facilities Project, Series A and B, 5.750%, 6/01/35	6/20 at 100.00	Baa3	2,919,123

4,360	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	4,364,403

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	7/10 at 100.00	BBB	503,005
7,715	Total Industrials			7,786,531
	Long-Term Care – 3.2%

2,285	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,012,217

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	7/10 at 100.50	BB–	464,800
500	5.625%, 1/01/25 – RAAI Insured	7/10 at 100.50	BB–	435,925

950	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	966,160

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	1,749,105
6,200	Total Long-Term Care			5,628,207

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.9%

$1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	4/10 at 100.00	A	$1,504,290
	Tax Obligation/General – 14.3%

435	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	483,607

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	462,548

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,030,430

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	464,680

300	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006, 5.000%, 3/01/16	No Opt. Call	AA	352,149

1,500	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	1,730,550

9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15	No Opt. Call	AAA	10,740,238

1,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	2,115,936

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,084,930

2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18	10/13 at 100.00	AAA	2,211,840

2,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	2,538,625

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	587,360

1,230	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	1,444,906
22,065	Total Tax Obligation/General			25,247,799
	Tax Obligation/Limited – 12.3%

285	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	288,503

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/10 at 101.00	A	1,013,000

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	180,844

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
310	5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	N/R	306,860
115	5.700%, 7/01/29 – RAAI Insured	7/10 at 102.00	N/R	106,972

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	393,147

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – NPFG Insured	6/10 at 101.00	Baa1	1,128,315

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	842,682

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,094,680

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+		$1,023,208

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+		473,907
650	5.000%, 9/15/16	9/12 at 100.00	AA+		709,228

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+		1,671,054

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA		1,589,305

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	A3		497,415

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+		516,730

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+		1,115,850

2,000	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R		1,711,840

7,030	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+		679,309

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AAA		1,022,370

1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		1,574,805

1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+		1,301,430

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–		446,787

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	A		973,970
27,355	Total Tax Obligation/Limited				21,662,211
	Transportation – 0.8%

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	A1		1,058,950

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+		369,305
1,500	Total Transportation				1,428,255
	U.S. Guaranteed – 9.6% (4)

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA		1,379,150

865	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	(4)	990,416

1,250	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		1,403,713

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
240	5.600%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	N/R	(4)	249,374
95	5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	N/R	(4)	98,744

1,185	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – AGM Insured (ETM)	No Opt. Call	AAA		1,285,571

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA		$1,092,040

	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
780	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	852,033
570	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	622,640

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	1,861,965

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2	(4)	607,310

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1	(4)	664,469

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A	(4)	560,645

1,240	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		1,457,136

1,175	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		1,224,291

245	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		249,721

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 100.00	A	(4)	761,160

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	1,571,025
15,405	Total U.S. Guaranteed				16,931,403
	Utilities – 2.2%

2,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Series 2006, 6.200%, 9/01/22	No Opt. Call	A3		2,869,950

1,060	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	5/10 at 100.00	N/R		1,060,329
3,560	Total Utilities				3,930,279
	Water and Sewer – 2.5%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2009A:
500	5.375%, 7/01/34	7/19 at 100.00	AA–		527,585
1,020	5.750%, 7/01/39	7/19 at 100.00	AA–		1,109,046

855	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA		903,692

1,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/25 – AMBAC Insured	7/17 at 100.00	AAA		1,098,430

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		773,900
4,135	Total Water and Sewer				4,412,653
$173,295	Total Investments (cost $166,943,291) – 96.6%				170,609,779
	Other Assets Less Liabilities – 3.4%				6,050,579
	Net Assets – 100%				$176,660,358

14	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$170,609,779	$—	$170,609,779

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $166,890,286.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$7,939,722
Depreciation	(4,220,229)
Net unrealized appreciation (depreciation) of investments	$3,719,493

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.0%

$65	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$67,118
	Education and Civic Organizations – 13.0%

2,500	Allegheny County Higher Education Building Authority (Commonwealth of Pennsylvania) University Revenue Bonds, Series A of 2008 (Robert Morris University), 5.900%, 10/15/28	10/18 at 100.00	Baa3	2,485,825

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,239,897

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	4/10 at 101.00	BB+	1,264,393
550	5.625%, 10/15/27	4/10 at 101.00	BB+	495,083

1,445	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	1,314,415

1,280	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.500%, 3/15/38	9/18 at 100.00	BBB	1,235,648

1,200	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College, Series 2009H-H1, 5.000%, 11/01/39	11/19 at 100.00	A	1,167,348

	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A:
2,400	5.375%, 10/01/18	5/10 at 100.00	BBB	2,401,536
1,815	5.375%, 10/01/26	4/10 at 100.00	BBB	1,814,946

920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	782,810

925	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.250%, 10/01/38	10/11 at 100.00	BBB	966,163

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
800	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	840,960
330	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	345,111

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,068,030

375	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	331,826

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	1,793,820

1,500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	N/R	1,350,690

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – NPFG Insured	8/15 at 100.00	A1	2,607,975

165	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	150,886

3,090	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa3	3,172,163

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	689,046

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,280	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	$1,293,734

1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2007 GG5, 5.000%, 5/01/27 – RAAI Insured	5/17 at 100.00	BBB–	1,104,611

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2003, 5.250%, 5/01/23	5/13 at 100.00	BBB	1,021,330

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	A+	1,805,281

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	1,024,830

1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	1,248,150

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	543,420
35,935	Total Education and Civic Organizations			35,559,927
	Health Care – 17.8%

3,980	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa3	3,324,016

2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	No Opt. Call	Aa3	2,045,880

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/10 at 100.00	AA–	2,504,000

5,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2006, 5.000%, 11/01/35 – CIFG Insured	5/16 at 100.00	BBB+	4,536,800

2,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	BBB+	1,795,820

4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2003A, 5.250%, 7/01/32	7/13 at 101.00	A+	3,978,880

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	766,358

2,820	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AAA	2,803,052

	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
1,500	5.500%, 7/01/28	7/19 at 100.00	BBB+	1,496,445
1,610	5.750%, 7/01/39	7/19 at 100.00	BBB+	1,591,855

1,500	Massachusetts Health and Education Facilities Authority Revenue Bonds, Partners HealthCare System Issue, Series J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,502,130

840	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	789,298

1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009E, 6.250%, 11/15/34	5/19 at 100.00	A1	1,062,490

5,750	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	BBB+	5,603,892

6,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AA–	6,642,599

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	5/10 at 100.00	BBB	3,000,510

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
$1,265	5.250%, 7/01/10	No Opt. Call	BB–	$1,268,378
50	5.500%, 7/01/18	7/10 at 100.00	BB–	48,405
1,000	5.625%, 7/01/24	7/10 at 100.00	BB–	901,100

510	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.001%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	326,018

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	371,950
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	257,142
1,000	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB–	853,560

1,155	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A1	1,245,448
49,960	Total Health Care			48,716,026
	Housing/Multifamily – 1.6%

730	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	758,426

1,565	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	1,370,471

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	1,585,692

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	197,894

415	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	429,500
4,750	Total Housing/Multifamily			4,341,983
	Housing/Single Family – 3.8%

1,600	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,604,208

1,640	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,640,705

2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,952,580

1,315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,318,879

385	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	370,520

2,760	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C, 5.400%, 10/01/33	10/17 at 100.00	AA+	2,880,308

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/10 at 100.00	AAA	766,025
10,465	Total Housing/Single Family			10,533,225
	Industrials – 0.4%

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A–	1,059,330

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 3.9%

	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
$530	5.750%, 1/01/27	1/17 at 100.00	N/R	$460,983
840	5.750%, 1/01/37	1/17 at 100.00	N/R	677,586

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007:
1,000	5.000%, 1/01/27	1/17 at 100.00	N/R	886,080
630	5.000%, 1/01/36	1/17 at 100.00	N/R	514,414

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	496,771

630	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	599,987

2,620	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	2,239,026

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, ACTS Inc, Series 1998, 5.250%, 11/15/28	11/23 at 100.00	BBB+	945,230

2,310	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/14	5/10 at 100.00	BB	2,272,208

1,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	Baa1	1,580,600
11,650	Total Long-Term Care			10,672,885
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	551,040

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	465,084
1,000	Total Materials			1,016,124
	Tax Obligation/General – 19.2%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – AGM Insured	3/16 at 100.00	AAA	1,303,657

1,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series of 2009, 5.100%, 8/01/33	8/19 at 100.00	A1	1,024,030

5,250	Butler Area School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2008, 5.250%, 10/01/25	10/18 at 100.00	A	5,663,804

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – NPFG Insured	7/13 at 100.00	A1	465,352

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA	1,395,094

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa2	1,102,390

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	A	611,654

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A	2,514,233

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – NPFG Insured	No Opt. Call	A	1,978,310

1,500	Owen J. Roberts School District, Pennsylvania, General Obligation Bonds, Series, 5.000%, 11/15/37	5/18 at 100.00	Aa3	1,542,645

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,000	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2007D, 5.375%, 2/01/27 – FGIC Insured	8/15 at 100.00	AA–	$2,147,120

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/14 at 100.00	A1	1,128,858

3,750	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	3,872,925

3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008E, 6.000%, 9/01/38	9/18 at 100.00	Aa3	3,218,820

2,585	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AAA	2,626,308

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AAA	1,754,960

2,500	Reading, Berks County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 11/01/29 – AGM Insured	11/19 at 100.00	Aa3	2,520,825

2,000	Reading, Pennsylvania, General Obligation Bonds, Series 2008, 6.000%, 11/01/28 – AGM Insured	11/18 at 100.00	Aa3	2,222,580

380	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	351,295

6,775	Southmoreland School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 4/01/25 – NPFG Insured	4/15 at 100.00	A	7,087,529

5,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 5.000%, 6/01/31 – AGM Insured	12/16 at 100.00	AAA	4,993,100

2,900	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,971,224
55,715	Total Tax Obligation/General			52,496,713
	Tax Obligation/Limited – 7.2%

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	1,516,110

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	9/11 at 100.00	Baa1	1,000,140

3,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	2,951,220

2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,571,275

1,300	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AAA	1,507,467

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AAA	1,425,684

1,250	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	No Opt. Call	Baa1	1,327,425

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A	1,035,080

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,830,000

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	446,787

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	1,056,490
19,300	Total Tax Obligation/Limited			19,667,678

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 7.9%

$4,300	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A2		$2,752,000

2,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AAA		1,466,840

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
2,250	5.300%, 12/01/21 – AMBAC Insured	6/10 at 100.00	N/R		2,250,360
4,500	5.375%, 12/01/30 – AMBAC Insured	6/10 at 100.00	N/R		4,499,640

1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	A		1,970,186

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	N/R		4,823,607

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3		1,689,300

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2008A, 6.500%, 1/01/38 (Alternative Minimum Tax)	1/18 at 100.00	Baa3		1,875,620

200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1		180,376
23,685	Total Transportation				21,507,929
	U.S. Guaranteed – 10.0% (4)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AAA		1,894,519

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	A+	(4)	4,990,185

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18 (Pre-refunded 12/15/10)	12/10 at 101.00	N/R	(4)	1,058,330

85	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – AGM Insured (ETM)	No Opt. Call	Aa3	(4)	99,332

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured (ETM)	5/10 at 100.00	A	(4)	3,264,969

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	5/10 at 100.00	Aaa		1,436,622

5,530	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(4)	5,759,052

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AAA		1,032,975

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
245	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	285,224
440	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	515,667

905	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa		1,120,109

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	A+	(4)	1,870,954
2,700	5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	A+	(4)	2,896,992

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1	(4)	$304,348

575	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA		716,709
24,750	Total U.S. Guaranteed				27,245,987
	Utilities – 3.2%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB		1,975,256

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/10 at 100.00	BB+		2,986,680

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A		1,343,426

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Exelon Generation Company, LLC Project, Series 2009A, 5.000%, 12/01/42 (Mandatory put 6/01/12)	No Opt. Call	A3		1,060,790

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AAA		325,524

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AAA		1,084,560
8,535	Total Utilities				8,776,236
	Water and Sewer – 7.5%

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A		1,035,340

180	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – AGM Insured	No Opt. Call	AAA		207,148

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–		5,010,500

3,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AAA		3,033,720

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AAA		1,934,786

3,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2008, 5.250%, 7/15/31	7/18 at 100.00	A3		2,992,170

900	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3		930,663

1,250	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A, 5.250%, 1/01/32	1/19 at 100.00	A		1,294,638

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		1,160,851

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – AGM Insured	12/14 at 100.00	AAA		3,040,350
20,400	Total Water and Sewer				20,640,166
$267,210	Total Investments (cost $255,718,506) – 95.9%				262,301,327
	Other Assets Less Liabilities – 4.1%				11,176,681
	Net Assets – 100%				$273,478,008

22	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$262,301,327	$—	$262,301,327

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $255,446,460.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$11,244,008
Depreciation	(4,389,141)
Net unrealized appreciation (depreciation) of investments	$6,854,867

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.1%

$16,720	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BBB	$11,488,143
	Education and Civic Organizations – 4.2%

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
600	4.375%, 10/01/13	No Opt. Call	A3	633,396
1,135	5.500%, 10/01/33	10/13 at 101.00	A3	1,145,930

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	4/10 at 101.00	Aa3	2,021,260

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	284,091

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	771,880

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	4,675,680

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40	6/18 at 100.00	AAA	4,744,080

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	7/10 at 100.00	N/R	1,214,450
15,085	Total Education and Civic Organizations			15,490,767
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	447,750
	Health Care – 18.2%

1,525	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,514,295

4,250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	A–	4,002,013

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	437,188

2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,694,425

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,372,113

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A	3,654,950

3,380	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	3,217,557

1,915	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,938,382

3,000	Industrial Development Authority of Fairfax County, Virginia Health Care Revenue Bonds (Inova Health System Project), Series 2009C, 5.000%, 5/15/25	5/19 at 100.00	AA+	3,186,420

1,980	Industrial Development Authority of the City of Winchester, Virginia, Hospital Revenue Bonds (valley Health System Obligated Group) Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	2,017,818

2,325	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	2,306,423

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,500	Massachusetts Health and Education Facilities Authority Revenue Bonds, Partners HealthCare System Issue, Series J, 5.000%, 7/01/39	7/19 at 100.00	AA	$4,506,390

2,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%, 7/01/23 – NPFG Insured	7/10 at 100.00	A+	2,002,200

1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,667,414

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured	7/12 at 100.00	A+	2,906,120

4,925	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2003B, 0.000%, 7/01/33 – AMBAC Insured (4)	5/10 at 100.00	A+	4,513,172

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
3,040	5.250%, 6/15/24	6/16 at 100.00	A3	3,143,482
1,475	5.250%, 6/15/31	6/16 at 100.00	A3	1,487,479
3,360	5.250%, 6/15/37	6/16 at 100.00	A3	3,359,731

2,450	Virginia Small Business Finance Authority Health Care Facilities Revenue and Refunding Bonds (Sentara Healthcare), Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	2,479,082

	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A:
1,000	5.125%, 9/01/22	9/17 at 100.00	BBB+	988,630
5,055	5.250%, 9/01/37	9/17 at 100.00	BBB+	4,591,406

5,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2009C, 7.500%, 7/01/29	1/19 at 100.00	BBB+	5,756,948

2,145	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	2,202,765

980	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010, 5.625%, 4/15/39	4/10 at 100.00	A3	951,923
66,280	Total Health Care			66,898,326
	Housing/Multifamily – 3.2%

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,138,736

895	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	11/10 at 100.00	Aaa	898,723

950	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	975,707

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	6/10 at 101.00	N/R	681,136
1,910	7.000%, 6/01/30	6/10 at 101.00	N/R	1,859,404

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/10 at 100.00	AA+	1,201,308

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,021,430

2,810	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,669,500

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	6/10 at 100.00	AA+	$610,427

600	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010F, 5.000%, 4/01/45 (WI/DD, Settling 3/23/10)	10/19 at 100.00	AA+	600,876
11,760	Total Housing/Multifamily			11,657,247
	Housing/Single Family – 6.2%

785	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	765,846

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	7/11 at 100.00	AAA	4,548,015

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,316,048

6,545	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	6,559,855

2,310	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,275,512

6,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	6,273,928
23,040	Total Housing/Single Family			22,739,204
	Industrials – 1.2%

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BBB	2,035,900

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	5/10 at 100.00	BBB	2,001,200

500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/10 at 100.00	BBB+	500,070
4,500	Total Industrials			4,537,170
	Long-Term Care – 6.5%

	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A:
2,000	6.125%, 12/01/30	12/18 at 100.00	N/R	1,943,760
2,500	6.250%, 12/01/38	11/18 at 100.00	N/R	2,366,100

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A:
3,860	5.125%, 10/01/37	10/17 at 100.00	N/R	3,588,372
3,000	5.125%, 10/01/42	10/17 at 100.00	N/R	2,753,910

1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	BBB+	996,744

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	6/10 at 100.00	AA+	500,480

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	7/10 at 101.00	AAA	3,711,765

	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
1,350	5.000%, 10/01/27	10/11 at 103.00	BBB–	1,306,949
3,500	5.000%, 10/01/35	No Opt. Call	BBB–	3,176,320

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$4,210	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	$3,615,969
25,785	Total Long-Term Care			23,960,369
	Materials – 0.6%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (5)	8/10 at 100.00	B2	2,252,500
	Tax Obligation/General – 4.6%

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – AGM Insured	3/13 at 100.00	AAA	2,580,925

1,000	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA+	1,113,110

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – AGM Insured	12/10 at 102.00	AAA	1,028,230

5	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AAA	5,546

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	394,515

1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A+	1,031,270

3,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2008B, 5.750%, 2/01/30	2/19 at 100.00	A+	3,298,650

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA–	2,306,640

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 – NPFG Insured	2/16 at 100.00	AA	1,573,607

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,101,540

1,170	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/25	12/15 at 100.00	AA	1,263,109

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AAA	1,068,610
15,465	Total Tax Obligation/General			16,765,752
	Tax Obligation/Limited – 20.4%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	437,477
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	286,114

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	N/R	966,880

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – NPFG Insured	1/15 at 100.00	A	1,080,190

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – NPFG Insured	2/14 at 100.00	A	1,197,997

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,234,033

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,695,690

2,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2004, 5.000%, 4/01/33 – NPFG Insured	4/14 at 100.00	AA+	2,064,520

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2007A, 4.250%, 4/01/34 – NPFG Insured	4/17 at 100.00	AA+	$2,954,940

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – AGM Insured	4/14 at 100.00	AAA	2,083,922

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – NPFG Insured	6/15 at 100.00	A	4,280,023
1,130	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	1,178,782
2,900	5.000%, 6/15/25 – NPFG Insured	6/15 at 100.00	A	2,986,855
1,770	5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	1,802,019

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A1	2,150,755
1,625	5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A1	1,713,384

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA	1,290,008
1,210	5.000%, 7/15/18	7/15 at 100.00	AA	1,332,283

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	2,004,496

135	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	N/R	139,455

860	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	903,017

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – AGM Insured	2/17 at 100.00	AAA	3,797,806

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	5/10 at 102.00	AA+	691,072

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	N/R	915,780

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa2	1,182,412
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aa2	2,062,996

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	2,913,570
5,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,830,000

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	448,950

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB–	133,026
480	5.250%, 7/01/36	7/12 at 100.00	BBB–	460,152

750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	744,645

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,605,060

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,675,729

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	N/R	$2,025,060

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	2,618,946

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	A	973,970

1,945	Virginia Port Authority, General Fund Revenue Bonds, Series 2005A, 5.250%, 7/01/19 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,044,176

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,227,868

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,075,310

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,543,600

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
735	5.000%, 5/01/20	5/11 at 101.00	AA	776,109
280	5.000%, 5/01/21	5/11 at 101.00	AA	295,660

1,500	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	1,709,625

1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – NPFG Insured	11/16 at 100.00	A2	1,532,340
76,530	Total Tax Obligation/Limited			75,066,702
	Transportation – 13.8%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
2,310	5.000%, 7/01/22 – AGM Insured	7/15 at 100.00	AAA	2,465,925
2,700	5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AAA	2,868,750

6,800	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38 – AGM Insured	7/18 at 100.00	AAA	6,972,174

1,100	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	7/10 at 100.50	Baa1	1,112,606

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	A1	1,058,950

3,025	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008-A, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/18 at 100.00	AA–	3,113,996

3,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C, 5.625%, 10/01/39	10/18 at 100.00	AA–	3,187,710

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – NPFG Insured	10/11 at 101.00	AA–	1,509,884
1,250	5.000%, 10/01/31 – NPFG Insured	10/11 at 101.00	AA–	1,266,638

	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B:
5,000	5.000%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AA–	5,094,700
2,500	5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–	2,467,875

13,000	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AAA	2,446,210

5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009C., 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AAA	3,559,900

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	A		$3,014,700

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A		2,615,429

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+		1,292,568

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A		1,914,366

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A		1,610,096

2,155	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3		2,031,540

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,035,320
61,890	Total Transportation				50,639,337
	U.S. Guaranteed – 6.4% (6)

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	N/R	(6)	1,566,585

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AAA		868,695

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA		1,058,995

85	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3	(6)	95,866

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R	(6)	1,627,364

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		520,975
1,500	5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		1,562,925

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	401,566
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	1,452,238

295	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		300,685

1,315	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(6)	1,413,980

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
1,290	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,341,768
5,125	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		5,754,965

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(6)	2,094,700

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+	(6)	2,166,840

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (6) (continued)

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
$915	5.000%, 5/01/20 (Pre-refunded 5/01/11)	5/11 at 101.00	AA	(6)	$974,585
340	5.000%, 5/01/21 (Pre-refunded 5/01/11)	5/11 at 101.00	AA	(6)	362,141
21,780	Total U.S. Guaranteed				23,564,873
	Utilities – 3.7%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – NPFG Insured	7/13 at 100.00	A		1,141,102
2,000	5.250%, 7/15/23 – NPFG Insured	7/13 at 100.00	A		2,056,320

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2007A, 5.600%, 11/01/31 (Alternative Minimum Tax)	11/17 at 100.00	A–		2,944,350

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2009A, 5.000%, 5/01/23	5/19 at 100.00	A–		3,223,680

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		1,971,500

2,000	Richmond, Virginia, Public Utility Revenue Bonds, Series 2009A, 5.000%, 1/15/40	1/19 at 100.00	AA		2,095,620
13,115	Total Utilities				13,432,572
	Water and Sewer – 5.3%

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		125,158
800	5.000%, 4/01/27	4/12 at 100.00	AAA		829,456

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – AGM Insured	No Opt. Call	AAA		1,648,848

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – AGM Insured	1/13 at 101.00	AAA		1,122,732

3,000	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Series 2007, 4.500%, 1/01/32	1/17 at 100.00	AAA		3,016,530

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AAA		2,478,613

1,750	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.750%, 6/01/31 – AGM Insured	6/17 at 100.00	AAA		1,774,570

1,400	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 1998, 5.125%, 11/01/28 – AGM Insured	5/10 at 100.50	AAA		1,408,120

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		1,547,801

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3		777,263

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA		2,652,290

1,000	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, 4.750%, 10/01/27	10/17 at 100.00	AAA		1,065,200

1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aa3		1,182,579
18,690	Total Water and Sewer				19,629,160
$373,640	Total Investments (cost $354,247,398) – 97.5%				358,569,872
	Other Assets Less Liabilities – 2.5%				9,165,005
	Net Assets – 100%				$367,734,877

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

February 28, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$354,056,700	$4,513,172	$358,569,872

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at beginning of period	$4,173,248
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	339,924
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$4,513,172

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $354,064,271.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$12,938,896
Depreciation	(8,433,295)
Net unrealized appreciation (depreciation) of investments	$4,505,601

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8%

$785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$761,442

420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	455,910
1,205	Total Consumer Staples			1,217,352
	Education and Civic Organizations – 6.9%

1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	N/R	1,043,260

1,335	Northern Arizona University, System Revenue Refunding Bonds, Series 2006, 5.000%, 6/01/25 – FGIC Insured	6/17 at 100.00	A+	1,400,335

1,025	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	884,626

1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	930,510

290	The Industrial Development Authority of the County of Pima Education Revenue Bonds, Arizona, Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	306,002

215	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	7/10 at 100.00	A–	217,453
4,865	Total Education and Civic Organizations			4,782,186
	Energy – 1.6%

1,250	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	1,119,375
	Health Care – 18.3%

1,335	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	A+	1,358,923

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.005%, 1/01/37	1/17 at 100.00	A+	675,000

1,770	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	A+	1,804,869

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	618,744

1,035	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB	899,177

1,500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/10 at 100.00	A	1,506,285

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	925,713

1,290	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	1,283,189

1,500	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB+	1,398,000

1,005	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/10 at 100.00	N/R	892,762

1,250	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	Baa2	1,256,075
13,285	Total Health Care			12,618,737

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.3%

$2,435	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (Mandatory put 11/01/21) (Alternative Minimum Tax)	12/11 at 100.00	N/R	$2,225,955

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (5)	No Opt. Call	N/R	51,958
4,515	Total Housing/Multifamily			2,277,913
	Tax Obligation/General – 15.7%

2,000	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 3.000%, 7/01/28	7/18 at 100.00	A2	2,127,600

1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 – FGIC Insured	7/15 at 100.00	AA–	1,076,720

2,715	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Series 2008C, 5.000%, 7/01/27	7/18 at 100.00	A2	2,831,474

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AA	331,833

700	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	A+	716,352

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	AA–	2,398,720

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/16 at 100.00	A+	1,320,113
9,975	Total Tax Obligation/General			10,802,812
	Tax Obligation/Limited – 32.1%

785	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	7/10 at 100.00	Baa2	787,528

731	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	587,848

521	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.550%, 7/01/22	7/17 at 100.00	N/R	410,538

665	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2007, 6.125%, 7/15/27	7/17 at 100.00	N/R	618,929

399	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	408,173

3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B, 6.250%, 7/01/38	1/14 at 100.00	AA	3,147,717

1,182	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	Baa1	1,070,360

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	N/R	1,188,077

590	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	582,572

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – AGM Insured	7/15 at 100.00	AAA	1,701,600

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	7/10 at 101.00	A	427,984
285	7.300%, 1/01/13	7/10 at 101.00	A	291,441

1,000	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008, 7.750%, 6/15/29	6/16 at 102.00	Baa2	1,003,460

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	$3,041,850

1,000	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/21	7/11 at 100.00	BBB	965,820

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A–	1,712,385

	Scottsdale, Arizona, Waterfront Commercial Community Facilities District General Obligation Bonds, Series 2007:
265	6.000%, 7/15/27	7/17 at 100.00	N/R	233,484
310	6.050%, 7/15/32	7/17 at 100.00	N/R	262,747

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA	3,096,278

555	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	Baa1	551,209
21,868	Total Tax Obligation/Limited			22,090,000
	U.S. Guaranteed – 8.1% (4)

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R (4)	205,894

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB (4)	1,655,555

70	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured (ETM)	3/10 at 100.00	A(4)	72,707

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)	No Opt. Call	A(4)	1,873,493

370	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R (4)	433,215

1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)	12/11 at 101.00	N/R (4)	1,374,013
4,965	Total U.S. Guaranteed			5,614,877
	Utilities – 2.7%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA	1,170,980

15	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – AGM Insured	No Opt. Call	Aa3	15,086

665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	672,262
1,680	Total Utilities			1,858,328
	Water and Sewer – 8.4%

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured	7/14 at 100.00	A	990,779

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – SYNCORA GTY Insured	7/16 at 100.00	A	908,420

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+	1,042,730

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AAA	1,465,473

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
$555	4.700%, 4/01/22	4/14 at 100.00	N/R	$492,657
645	4.900%, 4/01/32	4/17 at 100.00	N/R	524,430

420	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	330,246
6,040	Total Water and Sewer			5,754,735
$69,648	Total Investments (cost $67,901,751) – 98.9%			68,136,315
	Other Assets Less Liabilities – 1.1%			756,732
	Net Assets – 100%			$68,893,047

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$68,136,315	$—	$68,136,315

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $67,854,495.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$3,133,933
Depreciation	(2,852,113)
Net unrealized appreciation (depreciation) of investments	$281,820
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.4%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	A+	$445,433

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – SYNCORA GTY Insured	5/14 at 100.00	A	1,513,901

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – SYNCORA GTY Insured	2/14 at 100.00	A	1,173,505

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/17 at 100.00	A	860,590

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	490,300

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – SYNCORA GTY Insured	8/15 at 100.00	A	1,024,610

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,373,469
6,855	Total Education and Civic Organizations			6,881,808
	Health Care – 23.6%

500	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series 2008D The Health, Educational and Housing Facility Board of the City of Chattanooga, Tennessee Revenue Bonds (Catholic Health Initiatives) Series 2008D Montgomery, 6.250%, 10/01/33	10/18 at 100.00	AA	555,385

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	AA–	1,514,730

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA	1,012,600

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB	993,090

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB	702,885

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	1,001,810

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	A–	561,646

1,400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series 2005A, 5.200%, 3/01/31 – AGM Insured	9/18 at 102.00	AAA	1,423,814

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB+	502,175

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A–	901,266

385	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	371,213

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	510,915

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	A3	479,700
10,480	Total Health Care			10,531,229

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.7%

$1,330	Colorado Housing Finance Authority, Multifamily Housing Revenue Bonds, Castle High Apartments Project, Series 2001B, Pass Though Certificates 2001-2, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R	$1,200,618
	Housing/Single Family – 0.5%

80	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	4/10 at 105.00	Aa2	87,238

105	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	4/10 at 105.00	Aa2	109,292

35	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	35,812
220	Total Housing/Single Family			232,342
	Long-Term Care – 3.1%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	No Opt. Call	N/R	494,530

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	BBB–	891,850
1,500	Total Long-Term Care			1,386,380
	Tax Obligation/General – 5.8%

1,650	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aa2	1,977,806

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	AAA	602,740
2,150	Total Tax Obligation/General			2,580,546
	Tax Obligation/Limited – 26.6%

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AAA	518,150

2,000	Colorado, Certificates of Participation, UCDHSC Fitzsimons Academic Projects, Series 2005B, 5.250%, 11/01/24 – NPFG Insured	11/15 at 100.00	AA–	2,126,839

2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,452,060

1,000	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2003, 5.250%, 12/01/23 – RAAI Insured	No Opt. Call	A–	963,850

	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
220	6.625%, 12/01/24	No Opt. Call	N/R	237,998
400	6.785%, 12/01/30	12/19 at 100.00	N/R	421,992

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – NPFG Insured	12/12 at 100.00	A	1,081,530

1,200	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	1,029,948

1,000	Pueblo, Colorado, Certificates of Participation, Police Complex Project, Series 2008, 5.500%, 8/15/23 – AGC Insured	8/18 at 100.00	AAA	1,113,990

1,500	Regional Transportation District, Colorado, Master Lease Purchase Agreement II, Fixed Rate Certificates of Participation, Transit Vehicles Project, Series 2002A, 5.000%, 12/01/22 – AMBAC Insured	12/17 at 100.00	A+	1,599,270

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	N/R	1,298,363
12,280	Total Tax Obligation/Limited			11,843,990

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 2.7%

$700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A		$700,322

400	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R		390,400

100	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		92,584
1,200	Total Transportation				1,183,306
	U.S. Guaranteed – 12.8% (4)

1,000	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)	No Opt. Call	AAA		997,300

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20 (Pre–refunded 12/15/10)	12/10 at 101.00	N/R	(4)	633,948

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)	9/11 at 100.00	Ba1	(4)	661,416

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 (Pre-refunded 12/01/10) – RAAI Insured	12/10 at 100.00	N/R	(4)	519,405

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A2	(4)	552,810

600	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded 12/15/10)	12/10 at 101.00	A–	(4)	635,154

850	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		1,031,025

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA		681,839
5,210	Total U.S. Guaranteed				5,712,897
	Utilities – 2.9%

750	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		751,943

485	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA		527,438
1,235	Total Utilities				1,279,381
$42,460	Total Investments (cost $42,282,399) – 96.1%				42,832,497
	Other Assets Less Liabilities – 3.9%				1,732,466
	Net Assets – 100%				$44,564,963

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

February 28, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$42,832,497	$—	$42,832,497

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $42,257,599.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$1,784,517
Depreciation	(1,209,619)
Net unrealized appreciation (depreciation) of investments	$574,898

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.3%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,506,645

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	683,498

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,971,450

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,126,500

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	835,658

1,000	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A, 5.000%, 6/01/25 – AGM Insured	6/17 at 100.00	AAA	1,077,200
8,500	Total Education and Civic Organizations			9,200,951
	Health Care – 11.1%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,038,260

1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	6/17 at 100.00	A3	1,005,910

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008, 6.375%, 8/01/32	8/18 at 100.00	AA–	2,227,940

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2009, 5.000%, 8/01/39	8/19 at 100.00	AA–	2,010,380

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	1,016,990
8,000	Total Health Care			8,299,480
	Housing/Multifamily – 8.2%

1,655	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/10 at 100.00	N/R	1,456,549

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AAA	2,007,600

1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	AAA	999,990

1,860	New Mexico Mortgage Finance Authority, Multifamily Housing Subordinate Revenue Bonds, Manzano Mesa Apartments Project, Series 2001F, Pass through Certificates 2002-2, 5.950%, 11/01/34 (Mandatory put 11/01/23) (Alternative Minimum Tax)	11/11 at 100.00	N/R	1,630,178
6,515	Total Housing/Multifamily			6,094,317
	Housing/Single Family – 8.0%

1,485	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2009-B2, 5.250%, 9/01/34	3/19 at 100.00	AAA	1,519,229

1,540	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007A-1, 4.800%, 1/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AAA	1,502,332

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007B-2, 4.850%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	965,580

955	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007E, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/17 at 100.00	AAA	976,144

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2008-D2., 5.500%, 7/01/39	7/18 at 100.00	AAA	1,035,090
5,980	Total Housing/Single Family			5,998,375

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Information Technology – 0.7%

$500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+		$531,195
	Tax Obligation/General – 2.8%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – NPFG Insured	4/14 at 100.00	A1		2,087,648
	Tax Obligation/Limited – 19.9%

1,500	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Revenue Refunding Bonds, Series 2004A, 5.000%, 7/01/37 – AGM Insured	7/14 at 100.00	AAA		1,527,450

1,300	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA		1,562,912

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	A3		1,157,805

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	N/R		365,972
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	N/R		538,673

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	A2		1,173,131

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	A3		1,525,462

500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series 2007, 7.000%, 10/01/37	10/17 at 100.00	N/R		435,225

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AAA		4,685,160

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA		1,325,514

600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	10/18 at 100.00	N/R		541,584
13,845	Total Tax Obligation/Limited				14,838,888
	U.S. Guaranteed – 10.9% (4)

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – AGM Insured (ETM)	No Opt. Call	AAA		3,721,838

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa		637,974

500	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	A(4)		529,930

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	2,168,060

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 (Pre-refunded 9/15/11) – AMBAC Insured	9/11 at 101.00	A1	(4)	1,081,920
7,850	Total U.S. Guaranteed				8,139,722
	Utilities – 2.0%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	4/10 at 102.00	Baa3		1,496,610
	Water and Sewer – 18.3%

2,000	Albuquerque and Benralillo County Water Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA		2,146,380

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,000	Albuquerque and Bernalillo County Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2008A, 5.000%, 7/01/33	7/18 at 100.00	AAA	$2,105,100

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,045,650

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aa3	1,047,790

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – NPFG Insured	6/16 at 100.00	AA+	4,081,560

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2007E, 5.000%, 6/01/29 – NPFG Insured	6/17 at 100.00	AA+	1,040,050

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – NPFG Insured	6/15 at 100.00	A2	1,052,120

1,000	Santa Fe, New Mexico Water Utility System Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009, 5.000%, 6/01/27	6/19 at 100.00	AA+	1,087,620
13,000	Total Water and Sewer			13,606,270
$67,660	Total Investments (cost $68,187,721) – 94.2%			70,293,456
	Other Assets Less Liabilities – 5.8%			4,290,207
	Net Assets – 100%			$74,583,663

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$70,293,456	$—	$70,293,456

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

February 28, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $68,176,316.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$2,804,303
Depreciation	(687,163)
Net unrealized appreciation (depreciation) of investments	$2,117,140

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

44	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2010